Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset
Investment stock in joint ventures	₩ 2,477,645	₩ 2,311,373
Property, plant and equipment	31,781,196	29,596,698	₩ 29,400,141
Assets held for sale	12,003	78,470
Assets held for sale and related liabilities [member]
Asset
Cash and cash equivalents		554
Account receivables and other receivables		956
Investment stock in joint ventures		13,044
Property, plant and equipment		60,231
Intangible assets		3,530
Others		155
Assets held for sale		78,470
Liability
Others		189
Posco [member] | Assets held for sale and related liabilities [member]
Asset
Property, plant and equipment		29,236
Intangible assets		553
Assets held for sale		29,789
Liability
Others		185
Subsidiaries [member] | Assets held for sale and related liabilities [member]
Asset
Cash and cash equivalents	174	554
Account receivables and other receivables	648	956
Investment stock in joint ventures		13,044
Property, plant and equipment	10,552	30,995
Intangible assets		2,977
Others	629	155
Assets held for sale	12,003	48,681
Liability
Others	₩ 5	₩ 4